PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,362.0
Balance, end of the year	2,587.9	$ 2,362.0
Percent of assets and liabilities derecognized		30.00%
Gains on disposals of investments		$ 16.9
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	624.8
Balance, end of the year	1,078.6	624.8
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,021.8
Balance, end of the year	885.7	1,021.8
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	642.6
Balance, end of the year	559.3	642.6
Right-of-use assets1
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	72.8
Balance, end of the year	64.3	72.8
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	5,790.2	5,497.3
Additions	721.7	390.7
Changes in asset retirement obligations	42.0	7.6
Disposals	(83.8)	(70.0)
Derecognition on the establishment of the Rosebel UJV		(35.4)
Transfers within property, plant and equipment	0.0	0.0
Balance, end of the year	6,470.1	5,790.2
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	624.8	504.2
Additions	474.8	164.2
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Derecognition on the establishment of the Rosebel UJV		(2.0)
Transfers within property, plant and equipment	(21.0)	(41.6)
Balance, end of the year	1,078.6	624.8
Cost | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	3,106.6	2,961.0
Additions	142.3	130.4
Changes in asset retirement obligations	42.0	7.6
Disposals	0.0	0.0
Derecognition on the establishment of the Rosebel UJV		(32.1)
Transfers within property, plant and equipment	14.1	39.7
Balance, end of the year	3,305.0	3,106.6
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,966.6	1,964.0
Additions	83.2	70.0
Changes in asset retirement obligations	0.0	0.0
Disposals	(79.4)	(67.8)
Derecognition on the establishment of the Rosebel UJV		(1.3)
Transfers within property, plant and equipment	7.5	1.7
Balance, end of the year	1,977.9	1,966.6
Cost | Right-of-use assets1
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	92.2	68.1
Additions	21.4	26.1
Changes in asset retirement obligations	0.0	0.0
Disposals	(4.4)	(2.2)
Derecognition on the establishment of the Rosebel UJV		0.0
Transfers within property, plant and equipment	(0.6)	0.2
Balance, end of the year	108.6	92.2
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(3,428.2)	(3,257.7)
Depreciation expense	327.4	283.6
Disposals	78.5	67.1
Impairment charge	205.1
Derecognition on the establishment of the Rosebel UJV		(0.2)
Reversal of impairment		(45.8)
Balance, end of the year	(3,882.2)	(3,428.2)
Accumulated Depreciation and Impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Impairment charge	0.0
Derecognition on the establishment of the Rosebel UJV		0.0
Reversal of impairment		0.0
Balance, end of the year	0.0	0.0
Accumulated Depreciation and Impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(2,084.8)	(1,987.4)
Depreciation expense	180.4	143.3
Disposals	0.0	0.0
Impairment charge	154.1
Derecognition on the establishment of the Rosebel UJV		(0.1)
Reversal of impairment		(45.8)
Balance, end of the year	(2,419.3)	(2,084.8)
Accumulated Depreciation and Impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,324.0)	(1,261.8)
Depreciation expense	131.6	127.8
Disposals	74.3	65.5
Impairment charge	37.3
Derecognition on the establishment of the Rosebel UJV		(0.1)
Reversal of impairment		0.0
Balance, end of the year	(1,418.6)	(1,324.0)
Accumulated Depreciation and Impairment | Right-of-use assets1
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(19.4)	(8.5)
Depreciation expense	15.4	12.5
Disposals	4.2	1.6
Impairment charge	13.7
Derecognition on the establishment of the Rosebel UJV		0.0
Reversal of impairment		0.0
Balance, end of the year	$ (44.3)	$ (19.4)